SUPPLEMENT DATED JULY 29, 2026

TO THE INITIAL SUMMARY PROSPECTUS DATED MAY 1, 2026

FOR SURVIVORSHIP PROTECTION VUL

ISSUED BY

THE PENN INSURANCE AND ANNUITY COMPANY

AND FUNDED THROUGH

PIA VARIABLE LIFE ACCOUNT I

of

The Penn Insurance and Annuity Company

PO Box 178, Philadelphia, PA 19105

1-800-523-0650

THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE INITIAL SUMMARY PROSPECTUS DATED MAY 1, 2026.

The purpose of this supplement is to update information regarding certain Portfolios of the Vanguard Variable Insurance Funds available under the policy.

Small Company Growth Portfolio

Effective June 29, 2026, the Vanguard Variable Insurance Funds – Small Company Growth Portfolio’s advisory team has been restructured, removing ArrowMark Colorado Holdings, LLC as an investment advisor, and adding T. Rowe Price Associates, Inc. The Vanguard Group, Inc., through its wholly owned subsidiary, Vanguard Portfolio Management, remains an advisor to the Fund.

The restructuring of the Fund’s investment advisory arrangements is expected to increase the Fund’s expense ratio by three basis points, from 29 to 32 basis points.

Accordingly, all references to the Small Company Growth Portfolio expenses in the Initial Summary Prospectus are hereby replaced with 0.32% and all references to ArrowMark Colorado Holdings, LLC in the Initial Summary Prospectus are hereby replaced with references to T. Rowe Price Associates, Inc. Such references are found under Appendix A – Portfolios Available Under the Policy.

For further details, please refer to the Vanguard Variable Insurance Funds – Small Company Growth Portfolio Prospectus Supplement dated June 29, 2026.

Mid-Cap Index Portfolio

Effective July 29, 2026, the Vanguard Variable Insurance Funds – Mid-Cap Index Portfolio has been renamed the Vanguard Variable Insurance Funds – Morningstar Mid-Cap Index Portfolio.

Accordingly, all references to the Mid-Cap Index Portfolio in the Initial Summary Prospectus are hereby replaced with Morningstar Mid-Cap Index Portfolio. Such references are found under Appendix A – Portfolios Available Under the Policy.

For further details, please refer to the Vanguard Variable Insurance Funds – Morningstar Mid-Cap Index Portfolio Prospectus Supplement dated July 29, 2026.

THIS SUPPLEMENT SHOULD BE READ IN ITS ENTIRETY AND RETAINED FOR FUTURE REFERENCE.

PM9277